SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) shares in Millions	Dec. 31, 2019 £ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 £ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 ¥ / shares shares
United Kingdom, Pounds | Ordinary shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) [Line Items]
Ordinary shares per share value (in Pounds per share)	£ 1				£ 1				£ 1
Shares outstanding | shares	1,650	1,650	1,650	1,650	1,650	1,650	1,650	1,650	1,650	1,650	1,650	1,650
United Kingdom, Pounds | Cumulative floating rate preference shares [Member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) [Line Items]
Shares outstanding | shares	1	1	1	1	1	1	1	1	1	1	1	1
Preference shares per share value (in Pounds per share)	£ 1				£ 1				£ 1
Preference shares per share value (in Dollars per share)	1				1				1
Preference shares per share value (in Euro per share)	1				1				1
Preference shares per share value (in Yen per share)	£ 1				£ 1				£ 1
United Kingdom, Pounds | Non-cumulative redeemable preference shares [Member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) [Line Items]
Shares outstanding | shares	100	100	100	100	100	100	100	100	100	100	100	100
Preference shares per share value (in Pounds per share)	£ 1				£ 1				£ 1
Preference shares per share value (in Dollars per share)	1				1				1
Preference shares per share value (in Euro per share)	1				1				1
Preference shares per share value (in Yen per share)	£ 1				£ 1				£ 1
United Kingdom, Pounds | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) [Line Items]
Shares outstanding | shares	175	175	175	175	175	175	175	175	175	175	175	175
Preference shares per share value (in Pounds per share)	£ 0.25				£ 0.25				£ 0.25
Preference shares per share value (in Dollars per share)	0.25				0.25				0.25
Preference shares per share value (in Euro per share)	0.25				0.25				0.25
Preference shares per share value (in Yen per share)	£ 0.25				£ 0.25				£ 0.25
United States of America, Dollars | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) [Line Items]
Shares outstanding | shares	160	160	160	160	160	160	160	160	160	160	160	160
Preference shares per share value (in Pounds per share) | $ / shares		$ 0.25				$ 0.25				$ 0.25
Preference shares per share value (in Dollars per share) | $ / shares		0.25				0.25				0.25
Preference shares per share value (in Euro per share) | $ / shares		0.25				0.25				0.25
Preference shares per share value (in Yen per share) | $ / shares		$ 0.25				$ 0.25				$ 0.25
Euro Member Countries, Euro | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) [Line Items]
Shares outstanding | shares	160	160	160	160	160	160	160	160	160	160	160	160
Preference shares per share value (in Pounds per share) | € / shares			€ 0.25				€ 0.25				€ 0.25
Preference shares per share value (in Dollars per share) | € / shares			0.25				0.25				0.25
Preference shares per share value (in Euro per share) | € / shares			0.25				0.25				0.25
Preference shares per share value (in Yen per share) | € / shares			€ 0.25				€ 0.25				€ 0.25
Japan, Yen | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital (Parentheticals) [Line Items]
Shares outstanding | shares	50	50	50	50	50	50	50	50	50	50	50	50
Preference shares per share value (in Pounds per share) | ¥ / shares				¥ 25				¥ 25				¥ 25
Preference shares per share value (in Dollars per share) | ¥ / shares				25				25				25
Preference shares per share value (in Euro per share) | ¥ / shares				25				25				25
Preference shares per share value (in Yen per share) | ¥ / shares				¥ 25				¥ 25				¥ 25